Loan and lease operations (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stages One [Member] | Corporate Loans One [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 133,205
Closing balance		R$ 133,205
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	909,422
Acquisition / (Settlement)	(34,192)
Closing balance	910,590	909,422
Derecognition	(33,024)
Acquisition / (Settlement)	34,192
Beginning balance	909,422	822,590
Closing balance		909,422
Gross carrying amount [member] | Corporate Loans Consolidated Stage [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	139,268
Acquisition / (Settlement)	(2,669)	5,056
Closing balance	136,461	139,268
Derecognition	(138)	(822)
Acquisition / (Settlement)	2,669	(5,056)
Beginning balance	139,268	135,034
Closing balance		139,268
Gross carrying amount [member] | Micro Small And Medium Companies Consolidated Stage [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	164,896
Acquisition / (Settlement)	9,144	18,587
Closing balance	169,110	164,896
Derecognition	(4,930)	(3,661)
Acquisition / (Settlement)	(9,144)	(18,587)
Beginning balance	164,896	149,970
Closing balance		164,896
Gross carrying amount [member] | Foreign Loans Latin America Consolidated Stage [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	205,155
Acquisition / (Settlement)	(13,929)
Closing balance	188,403	205,155
Derecognition	(2,823)
Acquisition / (Settlement)	13,929
Gross carrying amount [member] | Foreign Loans Latin America Consolidated Stage [Member] | Foreign In Countries [Member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)		1,888
Derecognition		(1,783)
Acquisition / (Settlement)		(1,888)
Beginning balance	205,155	205,050
Closing balance		205,155
Gross carrying amount [member] | Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	763,552
Transfer to Stage 2	(82,919)
Transfer to Stage 3	(4,518)
Cure from Stage 2	48,248
Cure from Stage 3	740
Acquisition / (Settlement)	35,551
Closing balance	760,654	763,552
Transfer to Stage 3	4,518
Cure from Stage 2	(48,248)
Transfer to Stage 2	82,919
Acquisition / (Settlement)	(35,551)
Beginning balance	763,552	702,164
Transfer to Stage 2		(92,275)
Transfer to Stage 3		(7,940)
Cure from Stage 2		48,892
Net increase / (Reversal)		112,324
Closing balance		763,552
Cure from Stage 3		387
Gross carrying amount [member] | Stages One [Member] | Corporate Loans One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	133,205
Transfer to Stage 2	(1,040)
Transfer to Stage 3	(31)
Cure from Stage 2	421
Cure from Stage 3	118
Acquisition / (Settlement)	(1,757)
Closing balance	130,916	133,205
Transfer to Stage 3	31
Cure from Stage 2	(421)
Transfer to Stage 2	1,040
Acquisition / (Settlement)	1,757
Beginning balance		128,519
Transfer to Stage 2		(626)
Transfer to Stage 3		(2,360)
Cure from Stage 2		1,098
Net increase / (Reversal)		6,437
Cure from Stage 3		137
Gross carrying amount [member] | Stages One [Member] | Micro Small And Medium Companies One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	142,621
Transfer to Stage 2	(14,081)
Transfer to Stage 3	(1,328)
Cure from Stage 2	5,786
Cure from Stage 3	422
Acquisition / (Settlement)	12,002
Closing balance	145,422	142,621
Transfer to Stage 3	1,328
Cure from Stage 2	(5,786)
Transfer to Stage 2	14,081
Acquisition / (Settlement)	(12,002)
Beginning balance	142,621	124,555
Transfer to Stage 2		(18,158)
Transfer to Stage 3		(1,600)
Cure from Stage 2		16,215
Net increase / (Reversal)		21,439
Closing balance		142,621
Cure from Stage 3		170
Gross carrying amount [member] | Stages One [Member] | Foreign Loans Latin America One [Member] | Foreign In Countries [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	182,516
Transfer to Stage 2	(8,899)
Transfer to Stage 3	(903)
Cure from Stage 2	4,281
Cure from Stage 3	14
Acquisition / (Settlement)	(10,028)
Closing balance	166,981	182,516
Transfer to Stage 3	903
Cure from Stage 2	(4,281)
Transfer to Stage 2	8,899
Acquisition / (Settlement)	10,028
Gross carrying amount [member] | Stages One [Member] | Foreign Loans Latin America One [Member] | Foreign Loans [member]
IfrsStatementLineItems [Line Items]
Beginning balance	182,516
Transfer to Stage 2		(7,720)
Transfer to Stage 3		(1,014)
Cure from Stage 2		2,426
Net increase / (Reversal)		10,086
Closing balance		182,516
Cure from Stage 3		19
Gross carrying amount [member] | Stages One [Member] | Foreign Loans Latin America Two [Member] | Foreign Loans [member]
IfrsStatementLineItems [Line Items]
Beginning balance		178,719
Gross carrying amount [member] | Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	86,702
Transfer to Stage 3	24,156
Cure from Stage 3	2,333
Acquisition / (Settlement)	(9,851)
Closing balance	89,699	86,702
Cure from Stage 1	48,248
Transfer to Stage 1	(82,919)
Cure from Stage 1	(48,248)
Transfer to Stage 3	(24,156)
Transfer to Stage 1	82,919
Acquisition / (Settlement)	9,851
Beginning balance	86,702	69,906
Transfer to Stage 2		(48,892)
Transfer to Stage 3		(20,912)
Cure from Stage 2		92,275
Net increase / (Reversal)		(9,084)
Closing balance		86,702
Cure from Stage 3		3,409
Gross carrying amount [member] | Stages Two [Member] | Corporate Loans Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	901
Transfer to Stage 3	(297)
Cure from Stage 3	13
Acquisition / (Settlement)	(280)
Closing balance	956	901
Cure from Stage 1	(421)
Transfer to Stage 1	1,040
Cure from Stage 1	421
Transfer to Stage 3	297
Transfer to Stage 1	(1,040)
Acquisition / (Settlement)	280
Beginning balance	901	1,600
Transfer to Stage 2		(1,098)
Transfer to Stage 3		(173)
Cure from Stage 2		626
Net increase / (Reversal)		(73)
Closing balance		901
Cure from Stage 3		19
Gross carrying amount [member] | Stages Two [Member] | Micro Small And Medium Companies Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,299
Transfer to Stage 3	(5,376)
Cure from Stage 3	682
Acquisition / (Settlement)	(2,813)
Closing balance	13,087	12,299
Cure from Stage 1	(5,786)
Transfer to Stage 1	14,081
Cure from Stage 1	5,786
Transfer to Stage 3	5,376
Transfer to Stage 1	(14,081)
Acquisition / (Settlement)	2,813
Beginning balance	12,299	16,749
Transfer to Stage 2		(16,215)
Transfer to Stage 3		(4,310)
Cure from Stage 2		18,158
Net increase / (Reversal)		(3,250)
Closing balance		12,299
Cure from Stage 3		1,167
Gross carrying amount [member] | Stages Two [Member] | Foreign Loans Latin America Two [Member] | Foreign In Countries [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	13,863
Transfer to Stage 3	(4,222)
Cure from Stage 3	339
Acquisition / (Settlement)	(2,521)
Closing balance	12,077	13,863
Cure from Stage 1	(4,281)
Transfer to Stage 1	8,899
Cure from Stage 1	4,281
Transfer to Stage 3	4,222
Transfer to Stage 1	(8,899)
Acquisition / (Settlement)	2,521
Gross carrying amount [member] | Stages Two [Member] | Foreign Loans Latin America Two [Member] | Foreign Loans [member]
IfrsStatementLineItems [Line Items]
Beginning balance	13,863	13,389
Transfer to Stage 2		(2,426)
Transfer to Stage 3		(3,388)
Cure from Stage 2		7,720
Net increase / (Reversal)		(2,263)
Closing balance		13,863
Cure from Stage 3		831
Gross carrying amount [member] | Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	59,168
Transfer to Stage 2	(24,156)
Cure from Stage 2	2,333
Acquisition / (Settlement)	(8,492)
Closing balance	60,237	59,168
Cure from Stage 1	740
Transfer to Stage 1	(4,518)
Cure from Stage 1	(740)
Transfer to Stage 1	4,518
Derecognition	(33,024)
Cure from Stage 2	(2,333)
Transfer to Stage 2	24,156
Acquisition / (Settlement)	8,492
Beginning balance	59,168	50,520
Transfer to Stage 2		(387)
Transfer to Stage 3		(3,409)
Cure from Stage 2		7,940
Net increase / (Reversal)		3,734
Closing balance		59,168
Cure from Stage 3		20,912
Gross carrying amount [member] | Stages Three [Member] | Foreign Loans Latin America Two [Member] | Foreign Loans [member]
IfrsStatementLineItems [Line Items]
Derecognition		(1,783)
Beginning balance	8,776	12,942
Transfer to Stage 2		(19)
Transfer to Stage 3		(831)
Cure from Stage 2		1,014
Net increase / (Reversal)		(5,935)
Closing balance		8,776
Cure from Stage 3		3,388
Gross carrying amount [member] | Stages Three [Member] | Corporate Loans Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,162
Transfer to Stage 2	297
Cure from Stage 2	(13)
Acquisition / (Settlement)	(632)
Closing balance	4,589	5,162
Cure from Stage 1	(118)
Transfer to Stage 1	31
Cure from Stage 1	118
Transfer to Stage 1	(31)
Derecognition	(138)	(822)
Cure from Stage 2	13
Transfer to Stage 2	(297)
Acquisition / (Settlement)	632
Beginning balance	5,162	4,915
Transfer to Stage 2		(137)
Transfer to Stage 3		(19)
Cure from Stage 2		2,360
Net increase / (Reversal)		(1,308)
Closing balance		5,162
Cure from Stage 3		173
Gross carrying amount [member] | Stages Three [Member] | Micro Small And Medium Companies Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,976
Transfer to Stage 2	5,376
Cure from Stage 2	(682)
Acquisition / (Settlement)	(45)
Closing balance	10,601	9,976
Cure from Stage 1	(422)
Transfer to Stage 1	1,328
Cure from Stage 1	422
Transfer to Stage 1	(1,328)
Derecognition	(4,930)	(3,661)
Cure from Stage 2	682
Transfer to Stage 2	(5,376)
Acquisition / (Settlement)	45
Beginning balance	9,976	8,666
Transfer to Stage 2		(170)
Transfer to Stage 3		(1,167)
Cure from Stage 2		1,600
Net increase / (Reversal)		398
Closing balance		9,976
Gross carrying amount [member] | Stages Three [Member] | Foreign Loans Latin America Three [Member] | Foreign In Countries [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,776
Transfer to Stage 2	4,222
Cure from Stage 2	(339)
Acquisition / (Settlement)	(1,380)
Closing balance	9,345	8,776
Cure from Stage 1	(14)
Transfer to Stage 1	903
Cure from Stage 1	14
Transfer to Stage 1	(903)
Derecognition	(2,823)
Cure from Stage 2	339
Transfer to Stage 2	(4,222)
Acquisition / (Settlement)	1,380
Gross carrying amount [member] | Stage three [member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)		(106,974)
Derecognition		(20,142)
Acquisition / (Settlement)		106,974
Gross carrying amount [member] | Stage three [member] | Micro Small And Medium Companies Three [Member]
IfrsStatementLineItems [Line Items]
Cure from Stage 3		4,310
Individuals One [Member] | Gross carrying amount [member] | Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	305,210
Transfer to Stage 2	(58,899)
Transfer to Stage 3	(2,256)
Cure from Stage 2	37,760
Cure from Stage 3	186	61
Acquisition / (Settlement)	35,334
Closing balance	317,335	305,210
Transfer to Stage 3	2,256
Cure from Stage 2	(37,760)
Transfer to Stage 2	58,899
Acquisition / (Settlement)	(35,334)
Beginning balance	305,210	270,371
Transfer to Stage 2		(65,771)
Transfer to Stage 3		(2,966)
Cure from Stage 2		29,153
Net increase / (Reversal)		74,362
Closing balance		305,210
Individuals Two [Member] | Gross carrying amount [member] | Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	59,639
Transfer to Stage 3	(14,261)
Cure from Stage 3	1,299
Acquisition / (Settlement)	(4,237)
Closing balance	63,579	59,639
Cure from Stage 1	(37,760)
Transfer to Stage 1	58,899
Cure from Stage 1	37,760
Transfer to Stage 3	14,261
Transfer to Stage 1	(58,899)
Acquisition / (Settlement)	4,237
Beginning balance	59,639	38,168
Transfer to Stage 2		(29,153)
Transfer to Stage 3		(13,041)
Cure from Stage 2		65,771
Net increase / (Reversal)		(3,498)
Closing balance		59,639
Cure from Stage 3		1,392
Individuals Three [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Derecognition		(13,876)
Individuals Three [Member] | Gross carrying amount [member] | Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	35,254
Transfer to Stage 2	14,261
Cure from Stage 2	(1,299)
Acquisition / (Settlement)	10,549
Closing balance	35,702	35,254
Cure from Stage 1	(186)
Transfer to Stage 1	2,256
Cure from Stage 1	186
Transfer to Stage 1	(2,256)
Derecognition	(25,133)
Cure from Stage 2	1,299
Transfer to Stage 2	(14,261)
Acquisition / (Settlement)	(10,549)
Beginning balance	35,254	23,997
Transfer to Stage 2		(61)
Transfer to Stage 3		(1,392)
Cure from Stage 2		2,966
Net increase / (Reversal)		10,579
Closing balance		35,254
Cure from Stage 3		13,041
Individuals Consolidated Stage [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	400,103
Acquisition / (Settlement)	41,646	81,443
Closing balance	416,616	400,103
Derecognition	(25,133)	(13,876)
Acquisition / (Settlement)	(41,646)	(81,443)
Beginning balance	R$ 400,103	332,536
Closing balance		R$ 400,103